Income Taxes 10K	6 Months Ended
Jun. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 11.  Income Taxes

The provision for income taxes consists of the following for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010:

Period From
October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—

Total Current	$—	$—	$—

Deferred:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—

Total Deferred	$—	$—	$—

Provision for income taxes	$—	$—	$—

A reconciliation of the provision for income taxes with the expected provision for income taxes computed by applying the federal statutory income tax rate 34% to the net loss before provision for income taxes for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010, is as follows:

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Provision for income taxes at federal statutory rate	$(4,109,710)	$(3,610,966)	$(14,478,605)
Federal research and development tax credits	(243,728)	(155,210)	(838,117)
Expenses not deductible	(78,682)	392,386	911,590
Foreign loss taxed at lower rates	57,721	44,792	167,287
Change in federal valuation allowance	4,374,399	3,328,998	14,237,845

Provision for income taxes	$—	$—	$—

The components of the deferred tax assets as of December 31, 2010 and 2009, are as follows:

	December 31,	December 31,
	2010	2009
Deferred tax assets:
Net operating loss carry-forwards	$14,953,083	$9,703,709
Capitalized start-up cost and research and development cost	763,901	851,082
Research and development tax credit	1,514,570	973,788
Depreciation on property and equipment	110,209	38,410
Reserves and accruals	146,734	201,797

Total deferred tax asset	17,488,497	11,768,786

Valuation allowance	(17,488,497)	(11,768,786)

Net deferred tax assets	$—	$—

The following deferred income taxes were provided for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010:

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010
Deferred tax assets:
Net operating loss carry-forwards	$5,249,374	$3,090,184	$14,953,083
Capitalized start-up cost and research and development cost	(87,181)	(64,317)	763,901
Research and development tax credit	540,782	273,242	1,514,570
Depreciation on property and equipment	71,799	25,807	110,209
Reserves and accruals	(55,063)	119,848	146,734
Valuation allowance	(5,719,711)	(3,444,764)	(17,488,497)

Net deferred income taxes	$—	$—	$—

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company has provided a full valuation allowance against its net deferred tax assets. There are no prior year tax returns under audit by taxing authorities, and management is not aware of any impending audits.

At December 31, 2010, the Company had federal and state net operating loss carry-forwards (“NOLs”) of approximately $35,300,000 and foreign operating loss carry-forwards of approximately $2,100,000. The federal, state, and foreign NOLs will expire in various periods through 2030. We may never be able to utilize any of the state NOLs due to the California Budget Act of 2010, Section 870, enacted on October 8, 2010, which suspended the utilization of NOLs for California state tax.

At December 31, 2010, the Company had federal and state research and development tax credits of approximately $700,000 and $800,000, respectively. The federal research and development tax credits will expire in various periods through 2030 and the California state research and development tax credit can be carried forward indefinitely.

Utilization of NOLs may be subject to substantial limitation due to the ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.

Tax years that remain open for examination are 2006, 2007, 2008, 2009 and 2010.  The Company has not determined that there are any unrecognized tax benefits and as such has not accounted for any unrecognized tax benefits or accrued any interest or penalties related to unrecognized tax benefits.